Intangible Assets and Goodwill (Details Narrative) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated amortization	$ 184,000	$ 736,000	$ 0